Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Fair Value Measurements

NOTE 3 FAIR VALUE MEASUREMENTS

As of December 31, 2010 and 2009, U.S. Cellular did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	December 31,		December 31,
	2010		2009
	Book Value	Fair Value	Book Value	Fair Value

(Dollars in thousands)
Cash and cash equivalents	$294,426	$294,426	$294,411	$294,411
Short-term investments (1)(2)
Certificates of deposit	250	250	330	330
Government-backed securities (3)	146,336	146,336	—	—
Long-term investments (1)(4)
Government-backed securities (3)	46,033	46,034	—	—
Long-term debt (5)	863,657	850,374	863,202	853,937

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
  Maturities are less than twelve months from the respective balance sheet dates.
  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.
  Maturities range between 14 and 24 months from the balance sheet date.
  Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of long-term debt, excluding capital lease obligations and the current portion of such long-term debt, was estimated using market prices for the 7.5% senior notes and discounted cash flow analysis for the 6.7% senior notes.

As of December 31, 2009, U.S. Cellular had certain Licenses recorded at fair value in its Consolidated Balance Sheet as a result of impairment losses recognized at or proximate to December 31, 2009. For Licenses recorded at fair value, the following table provides information regarding their classification in the fair value hierarchy:

		Fair Value Measurements Using
Description	December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (Losses) (1)
(Dollars in thousands)
Licenses recorded at fair value	$57,000	$—	$—	$57,000	$(14,000)

  These losses represent the excess carrying value of the Licenses over their estimated fair values at November 1, 2009, the impairment testing date in the fourth quarter of 2009. Such amount is recorded as Loss on impairment of intangible assets in the Consolidated Statement of Operations.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for information regarding the methods and assumptions used to estimate the fair values for Licenses and a description of the levels in the fair value hierarchy.